Significant accounting policies - Disclosure of Adjustments on Group's Consolidated Statements of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reclassifications or changes in presentation [line items]
Loss before tax	€ (22,449)	€ (111,247)	€ (467,353)
Other non-cash items	2,473	(16,949)	18,032
Changes in working capital	(38,090)	(46,257)	20,737
Net cash from / (used) in operating activities	€ (1,082)	(86,998)	(103,146)
As previously reported
Disclosure of reclassifications or changes in presentation [line items]
Loss before tax		(108,495)	(465,362)
Other non-cash items		(18,891)	16,935
Changes in working capital		(47,067)	19,843
Net cash from / (used) in operating activities		(86,998)	(103,146)
Adjustments
Disclosure of reclassifications or changes in presentation [line items]
Loss before tax		(2,752)	(1,991)
Other non-cash items		1,942	1,097
Changes in working capital		810	894
Net cash from / (used) in operating activities		€ 0	€ 0